Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Expenses

The Company has incurred the following expenses related to TUM (excluding value added taxes):

	Years ended December 31,
	2014	2013
Transfer of licenses and protective rights	$66,461	$66,390
Research	—	22,573

Total expenses incurred with TUM	$66,461	$88,963